Cover	Jul. 02, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 02, 2024
Entity Registrant Name	BARNES & NOBLE EDUCATION, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37499
Entity Tax Identification Number	46-0599018
Entity Address, Address Line One	120 Mountainview Blvd.,
Entity Address, Address Line One	NJ
Entity Address, City or Town	Basking Ridge,
Entity Address, Postal Zip Code	07920
City Area Code	(908)
Local Phone Number	991-2665
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001634117
Current Fiscal Year End Date	--05-03
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BNED
Security Exchange Name	NYSE
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Junior Participating Preferred Stock
Trading Symbol	BNED
Security Exchange Name	NYSE